Geographic areas and major customers (Schedule of Locations of Company's Long Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 14,023	$ 7,357
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	1,081	1,189
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	189	198
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 12,753	$ 5,970